Disclosure of deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Stream interests	$ 7,793	$ 0
Share and debt issue expense	2,286	3,824	$ 2,829
Deferred and restricted share units	2,032	1,562
Non-capital losses	1,015	0	8,475
Royalty interests and exploration and evaluation assets	0	2,567	5,618
Other assets	223	25	904
Other assets		1,587
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(123,772)	(118,306)	(127,814)
Investments	(10,054)	(8,051)	0
Other liabilities	(238)	(598)	0
Other liabilities		(1,573)
Convertible debt	(6,047)	(975)
Total deferred tax assets and liabilities	(126,762)	(119,952)	$ (109,988)
Statement of income [Member]
Deferred tax assets:
Stream interests	294
Share and debt issue expense	(1,639)	(1,192)
Deferred and restricted share units	470
Non-capital losses	0	(8,475)
Royalty interests and exploration and evaluation assets	(2,567)	(3,051)
Other assets	198	683
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	29,041	5,543
Investments	(2,167)	(1,462)
Other liabilities	360	(418)
Convertible debt	160
Total deferred tax assets and liabilities	24,150	(8,372)
Benefit from flow-throw shares [Member]
Deferred tax assets:
Stream interests	0
Share and debt issue expense	0	0
Deferred and restricted share units	0
Non-capital losses	0	0
Royalty interests and exploration and evaluation assets	0	0
Other assets	0	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	6,416	3,965
Investments	(2,315)	(1,730)
Other liabilities	0	0
Convertible debt	0
Total deferred tax assets and liabilities	4,101	2,235
Equity components [Domain]
Deferred tax assets:
Stream interests	0
Share and debt issue expense	101	2,187
Deferred and restricted share units	0
Non-capital losses	0	0
Royalty interests and exploration and evaluation assets	0	0
Other assets	0	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	0	0
Investments	0	0
Other liabilities	0	(1,155)
Convertible debt	(5,232)
Total deferred tax assets and liabilities	(5,131)	1,032
Other comprehensive income [Member]
Deferred tax assets:
Stream interests	0
Share and debt issue expense	0	0
Deferred and restricted share units	0
Non-capital losses	0	0
Royalty interests and exploration and evaluation assets	0	0
Other assets	0	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(3,241)	0
Investments	2,479	(4,859)
Other liabilities	0	0
Convertible debt	0
Total deferred tax assets and liabilities	(762)	$ (4,859)
Business combinations [Domain]
Deferred tax assets:
Stream interests	7,499
Share and debt issue expense	0
Deferred and restricted share units	0
Non-capital losses	1,015
Royalty interests and exploration and evaluation assets	0
Other assets	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(37,576)
Investments	0
Other liabilities	0
Convertible debt	0
Total deferred tax assets and liabilities	(29,062)
Translation Adjustments [Member]
Deferred tax assets:
Stream interests	0
Share and debt issue expense	0
Deferred and restricted share units	0
Non-capital losses	0
Royalty interests and exploration and evaluation assets	0
Other assets	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(106)
Investments	0
Other liabilities	0
Convertible debt	0
Total deferred tax assets and liabilities	$ (106)